Discontinued Operations	12 Months Ended
Sep. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

SecureAlert entered into a Stock Purchase Agreement with certain of the former principals of its wholly-owned subsidiary, Midwest Monitoring & Surveillance, Inc. (“Midwest”) whereby they purchased from the Company all of the issued and outstanding capital stock of Midwest. The agreement was effective as of October 1, 2012.  Additionally, the Company entered into a Stock Purchase Agreement to sell to a former principal all of the issued and outstanding stock of Court Programs Inc. (“Court Programs”), effective January 1, 2013.  Midwest and Court Programs were components of the Company’s consolidated entity, and as a result of the sale of these entities, these financial statements include the applicable discontinued operations reporting treatment.

There were no assets and liabilities of Midwest and Court Programs reported as discontinued operations for the fiscal years ended September 30, 2014 and 2013, respectively.

The following is a summary of the operating results of discontinued operations for the fiscal years ended September 30, 2014 and 2013:

	2014	2013
Revenues	$-	$477,298
Cost of revenues	-	(163,487)
Gross profit	-	313,811
Selling, general and administrative expense	-	(319,976)
Loss from operations	-	(6,165)
Other expense	-	(295)
Net loss from discontinued operations	$-	$(6,460)